Benefit Plan (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Profit Sharing Plan [Line Items]
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent	15.00%		15.00%
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Amount	$ 126	$ 47	$ 301	$ 147	$ 110
Supplemental Executive Retirement Plan [Member]
Profit Sharing Plan [Line Items]
Defined Benefit Plan, Benefit Description	Ms. Scully will receive $100,000 each year for 15 years after attainment of the Normal Retirement Age		Ms. Scully will receive $100,000 each year for 15 years after attainment of the Normal Retirement Age
Defined Benefit Plan, Contributions by Employer	$ 23		$ 625
Maximum [Member]
Profit Sharing Plan [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent	4.00%		4.00%